Audit Fees	12 Months Ended
Dec. 31, 2023
Disclosure Of Audit Fees [Abstract]
Audit fees	Audit fees

	2023	2022	2021
Financial Statement audit fees	2,876	2,615	5,502
Other fees, including tax services	462	676	136
Total fees	3,339	3,291	5,638
Financial Statements audit fees consist of fees for the audit of our annual financial statements and other professional services provided in connection with the statutory and regulatory filings or engagements, including fees for the review of our interim financial information.
Other fees, including tax services, include fees for review of our current and historical financial information included in our SEC registration statements, fees for tax compliance, tax advice, and tax planning.
Audit fees for 2021 included fees for the audit of the consolidated financial statements for 2019 and 2020.